Business Segment Information (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Net sales		$ 3,144,508	$ 3,162,311	$ 3,134,993	$ 3,269,932	$ 3,525,415	$ 3,358,406	$ 3,106,006	$ 3,226,144	$ 12,711,744	$ 13,215,971	$ 13,015,704
Segment Operating Income										1,838,432	1,790,207	1,791,485
Corporate administration										215,396	181,926	185,767
Income before interest expense and other										1,623,036	1,608,281	1,605,718
Interest expense										118,406	82,566	91,552
Other expense (income)										72,390	(31,005)	203,165
Income before income taxes										1,432,240	1,556,720	1,311,001
Assets		12,295,037				13,274,362				12,295,037	13,274,362	12,540,898
Property Additions	[1]									215,527	216,340	340,335
Depreciation										202,776	214,965	213,722
Net Sales	[2]									$ 12,711,744	$ 13,215,971	$ 13,015,704
Long-Lived Assets										1664022	1824294	1808240
North America
Segment Reporting Information [Line Items]
Net Sales	[2]									$ 7,891,571	$ 7,853,603	$ 7,844,552
Long-Lived Assets										856947	861300	871958
International
Segment Reporting Information [Line Items]
Net Sales	[2]									$ 4,820,173	$ 5,362,368	$ 5,171,152
Long-Lived Assets										807075	962994	936282
Diversified Industrial
Segment Reporting Information [Line Items]
Assets		8,765,468				9,501,837				$ 8,765,468	$ 9,501,837	$ 9,388,027
Property Additions	[1]									190,580	189,832	312,392
Depreciation										174,102	187,347	187,014
Diversified Industrial | North America
Segment Reporting Information [Line Items]
Net sales										5,715,742	5,693,527	5,637,657
Segment Operating Income										955,501	946,493	908,719
Diversified Industrial | International
Segment Reporting Information [Line Items]
Net sales										4,741,376	5,287,916	5,110,332
Segment Operating Income										583,937	572,476	602,480
Aerospace Systems
Segment Reporting Information [Line Items]
Net sales										2,254,626	2,234,528	2,267,715
Segment Operating Income										298,994	271,238	280,286
Assets	[3]	1,375,913				1,359,130				1,375,913	1,359,130	1,139,967
Property Additions	[1]									18,427	23,261	20,838
Depreciation										19,509	19,193	19,498
Corporate
Segment Reporting Information [Line Items]
Assets	[4]	$ 2,153,656				$ 2,413,395				2,153,656	2,413,395	2,012,904
Property Additions	[1]									6,520	3,247	7,105
Depreciation										$ 9,165	$ 8,425	$ 7,210

[1]	Includes the value of net plant and equipment at the date of acquisition of acquired companies (2013 - $74,439)
[2]	Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.
[3]	Includes an investment in a joint venture in which ownership is 50 percent or less and in which the Company does not have operating control (2015 - $251,365; 2014 - $263,246).
[4]	Corporate assets are principally cash and cash equivalents, marketable securities and other investments, domestic deferred income taxes, deferred compensation plan assets, headquarters facilities and the major portion of the Company’s domestic data processing equipment.